Capital Stock - 2013 S-1 July Registered Offering - Additional Information (Detail) (USD $)	0 Months Ended							1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended	3 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 16, 2014	Jul. 24, 2013	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Jul. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013	Jul. 24, 2013	Oct. 24, 2013	Oct. 24, 2013	Jul. 19, 2013	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2011	Jun. 11, 2014
Class of Stock [Line Items]
Common stock, par value					$ 0.001						$ 0.001		$ 0.001		$ 0.001	$ 0.001					$ 0.001	$ 0.001
Warrants exercisable price						$ 0.20	$ 0.20			$ 0.15							$ 0.15						$ 0.25
Number of warrants issued															64,983,988
Proceeds from sale of units and warrants										$ 2,377,000
Percentage of agent fee on gross proceeds from Offering					5.00%
Warrants, term						5 years	5 years								5 years
Percentage of Agent cash solicitation fee on gross proceeds					5.00%
Expiration date of warrants															Oct. 24, 2013
Proceeds from sale of common stock	400,000	600,000			2,377,000	1,000,000	2,025,000	550,000	500,000				3,646,000	6,289,000	6,538,000	2,084,000
Proceeds from exercise of warrants														242,000	2,386,000	4,000
Number of warrants exercised															16,954,822
Number of shares of common stock sold	4,444,445	6,000,000				5,000,000	10,125,000	5,500,000	3,333,333
Warrants outstanding											7,762,500		7,762,500		44,983,988	3,500,000						44,983,988		6,569,550
Common stock reserved for future issuance											0		0		37,888,154							37,888,154
Stock price															$ 0.21							$ 0.21
Warrant exercise price															$ 0.15							$ 0.15
Stock price volatility															84.30%
Expected option life-years based on management's estimate															6 years 29 days	5 years 8 months 9 days
Warrants description															Monte-Carlo simulation model
Fair value of warrant liability in excess of proceeds				1,390,000								1,390,000		1,390,000	1,390,000
Warrant liabilities				4,485,000											4,925,000			4,485,000				4,925,000
Change in fair value of warrants			1,271,000								0	27,000	1,894,000	27,000	(754,000)	38,000
Transaction financing costs															738,000
Other expense												2,096,000	1,537,000	2,103,000	2,933,000	18,000
Maximum [Member]
Class of Stock [Line Items]
Warrants exercisable price											$ 2.000		$ 2.000		$ 2.000	$ 2.000						$ 2.000		2.00
Stock price															$ 0.15							$ 0.15
U.S. Treasury Notes [Member]
Class of Stock [Line Items]
Risk free interest rate															1.55%
Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Warrants, term						5 years	5 years
Proceeds from sale of common stock						100,000
Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Class of Stock [Line Items]
Proceeds from sale of units and warrants					1,000,000
Proceeds from sale of common stock															497,000
Proceeds from exercise of warrants															497,000
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price					$ 0.15																$ 0.15
Number of warrants issued					666,666
Percentage of agent warrants to purchase on units issued in offering					5.00%
Warrants, term					5 years
Warrants exercise price					$ 0.15
Warrants outstanding											0		0		666,666							666,666
Fair value of warrants at issuance				115,000											115,000			115,000				115,000
Units [Member]
Class of Stock [Line Items]
Number of units issued				20,000,000											16,754,822
Units [Member] | Subscription Agreements [Member]
Class of Stock [Line Items]
Number of shares/warrants included in units					20,000,000
Units [Member] | Subscription Agreements [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of units issued					5,998,999
Units [Member] | Subscription Agreements [Member] | Company's Chief Scientific Officer [Member]
Class of Stock [Line Items]
Number of warrants issued					667,667
Series A Warrants [Member]
Class of Stock [Line Items]
Number of shares/warrants included in units															16,754,822			20,000,000
Warrants exercisable price				$ 0.15						$ 0.15							$ 0.15	$ 0.15
Warrants exercise price					$ 0.15												$ 0.15
Proceeds from exercise of warrants															30,000
Number of warrants exercised															200,000
Number of shares of common stock sold															200,000
Warrants outstanding											0		0		36,554,822							36,554,822
Common stock reserved for future issuance															36,554,822							36,554,822			36,554,822
Expected option life-years based on management's estimate															4 years 6 months 22 days
Fair value of warrants at issuance				1,725,000											1,725,000			1,725,000				1,725,000
Series A Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Class of Stock [Line Items]
Warrants outstanding																									10,088,154
Series A Warrants [Member] | Subscription Agreements [Member]
Class of Stock [Line Items]
Warrants exercisable price					$ 0.15																$ 0.15
Series A Warrants [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding																									666,666
Series B Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price				$ 0.15														$ 0.15
Maximum amount of reimbursement payable to agent					75,000
Warrants, term																		65 days
Warrants exercise price				$ 0.15	$ 0.15																$ 0.15
Number of Series B warrants issued					20,000,000
Expiration date of warrants				Oct. 24, 2013	Oct. 24, 2013																	Oct. 24, 2013
Proceeds from exercise of warrants												242,000			2,356,000				1,722,000			2,144,000
Number of warrants exercised															16,754,822				12,304,822	12,304,822
Adjusted exercise price																			$ 0.1452	$ 0.1452
Warrants expired unexercised																			3,245,178
Expected option life-years based on management's estimate															4 years 6 months 22 days
Warrants expiration, date															2013-10-24
Fair value of warrants at issuance				2,645,000											2,645,000			2,645,000				2,645,000
Change in fair value of warrants															754,000
Warrants expired															3,245,178
Series B Warrants [Member] | Adjusted [Member]
Class of Stock [Line Items]
Warrants exercise price															$ 0.15
Proceeds from exercise of warrants															634,000
Number of warrants exercised															4,450,000
Series B Warrants [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of warrants exercised															2,754,821
Series B Warrants [Member] | Company's Chief Scientific Officer [Member]
Class of Stock [Line Items]
Number of warrants exercised															667,667
Series B Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Class of Stock [Line Items]
Proceeds from sale of common stock															497,000
Proceeds from exercise of warrants															497,000
Series B Warrants [Member] | Subscription Agreements [Member]
Class of Stock [Line Items]
Number of warrants issued					20,000,000
Series B Warrants [Member] | Subscription Agreements [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of warrants issued					5,998,999
Series B Warrants [Member] | Subscription Agreements [Member] | Company's Chief Scientific Officer [Member]
Class of Stock [Line Items]
Number of units issued					667,667
Units and Series B Warrants [Member] | Subscription Agreements [Member]
Class of Stock [Line Items]
Proceeds from sale of units and warrants					$ 3,000,000